Schedule I-Condensed Financial Information - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ASSETS
Cash and cash equivalents	$ 591,902	¥ 4,109,577	$ 478,808	¥ 3,324,384	¥ 4,790,751	¥ 2,026,264
Investment in affiliates	13,415	93,144		252,706
Total assets	3,614,353	25,094,453		20,035,522
LIABILITIES AND EQUITY
Convertible senior notes	631,096	4,381,698		4,058,181
Total liabilities	2,781,601	19,312,649		16,422,255
EQUITY:
Treasury stock, at cost ( 1,614,135 and 1,356,918 Class A shares as of December 31, 2015 and December 31, 2016, respectively)	(101,893)	(707,441)		(844,711)
Additional paid-in capital	450,832	3,130,126		2,838,591
Retained earnings	526,145	3,653,026		1,616,209
Accumulated other comprehensive loss	(49,490)	(343,608)		(70,981)
Total Vipshop Holdings Limited shareholders' equity	825,605	5,732,180		3,539,184
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,614,353	25,094,453		20,035,522
Parent company
ASSETS
Cash and cash equivalents	137	952	$ 37	255	¥ 975	¥ 576
Investment in affiliates	10,357	71,908		137,401
Available-for-sale securities investments	114	794		38,406
Investment in subsidiaries and VIEs	526,310	3,654,162		3,771,569
Amount due from subsidiaries and VIEs	928,844	6,448,966		3,861,551
Total assets	1,465,762	10,176,782		7,809,182
LIABILITIES AND EQUITY
Accrued expenses	2,669	18,529		203,131
Convertible senior notes	631,096	4,381,698		4,058,181
Deferred income	6,391	44,375		8,686
Total liabilities	640,156	4,444,602		4,269,998
EQUITY:
Treasury stock, at cost ( 1,614,135 and 1,356,918 Class A shares as of December 31, 2015 and December 31, 2016, respectively)	(101,893)	(707,441)		(844,711)
Additional paid-in capital	450,832	3,130,126		2,838,591
Retained earnings	526,145	3,653,026		1,616,209
Accumulated other comprehensive loss	(49,489)	(343,608)		(70,981)
Total Vipshop Holdings Limited shareholders' equity	825,606	5,732,180		3,539,184
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,465,762	10,176,782		7,809,182
Class A ordinary shares
EQUITY:
Ordinary shares	$ 9	¥ 66		¥ 65
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642	483,489,642
Common shares, shares issued	101,508,264	101,508,264	100,085,519	100,085,519
Common shares, shares outstanding	101,508,264	101,508,264	100,085,519	100,085,519
Treasury shares (in shares)	1,356,918	1,356,918	1,614,135	1,614,135
Class A ordinary shares | Parent company
EQUITY:
Ordinary shares	$ 9	¥ 66		¥ 65
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642	483,489,642
Common shares, shares issued	101,508,264	101,508,264	100,085,519	100,085,519
Common shares, shares outstanding	101,508,264	101,508,264	100,085,519	100,085,519
Treasury shares (in shares)	1,356,918	1,356,918	1,614,135	1,614,135
Class B ordinary shares
EQUITY:
Ordinary shares	$ 2	¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358	16,510,358	16,510,358
Class B ordinary shares | Parent company
EQUITY:
Ordinary shares	$ 2	¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358	16,510,358	16,510,358